VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Sep. 30, 2015
Variable Interest Entities [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The following financial statement amounts and balances of the VIE were included in the accompanying consolidated financial statements as of and for the years ended September 30:

	As of September 30,
	2015	2014
	US$(’000)	US$(’000)
ASSETS
Current assets
Cash and cash equivalents	$1,653	$2,556
Accounts and notes receivable, net of allowance	4,426	4,810
Unbilled revenue	-	4,975
Amounts due from related companies	5,739	2,216
Inventories	166	2,142
Other receivables and prepayments	152	1,084
Total Current Assets	12,136	17,783
Non-current assets
Property and equipment, net	11,895	12,890
Intangible assets	571	611
Total Assets	$24,602	$31,284

LIABILITIES
Current liabilities
Accounts payable	$2,067	$1,867
Advances from customers	392	8,365
Other payables and accruals	56	14,347
Taxes payable	1,551	1,273
Amounts due to related party	-	2
Dividend payable	812	840
Total Current Liabilities	4,877	26,694
Total Liabilities	$4,877	$26,694

	For the years ended September 30,
	2015	2014	2013
	US$(’000)	US$(’000)	US$(’000)
Revenue	$8,819	$6,186	$11,562
Net Income (loss)	$1,527	$505	$(7,572)